Cover	May 12, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	May 12, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42274
Entity Registrant Name	HEALTHY CHOICE WELLNESS CORP.
Entity Central Index Key	0001948864
Entity Tax Identification Number	88-4128927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3800 N. 28th Way
Entity Address, Address Line Two	#1
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	(888)
Local Phone Number	766-5351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	HCWC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false